CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 29, 2012	Dec. 31, 2011
Statement Of Financial Position [Abstract]
Allowances, accounts receivable	$ 26.7	$ 12.7
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	160,000,000	160,000,000
Common stock, shares issued, including treasury shares	66,515,620	65,019,406
Treasury stock, shares	17,182,019	16,848,374